Consolidated Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Revenue:
Service fees	$ 327,971	$ 16,743
Grant and rebate revenue	90,796	5,595
Sales	47,636	235,726
TOTAL REVENUE	466,403	258,064
Costs:
Cost of Services	744,696	5,036
Depreciation and amortization	2,505,780
Cost of sales	36,196	194,056
TOTAL COSTS	3,286,672	199,092
GROSS PROFIT (LOSS)	(2,820,269)	58,972
Operating expenses:
Compensation	11,025,966	2,367,313
Other operating expenses	1,062,067	547,353
General and administrative	4,477,074	2,321,197
TOTAL OPERATING EXPENSES	16,565,107	5,235,863
LOSS FROM OPERATIONS	(19,385,376)	(5,176,891)
Other income (expense):
Interest expense, net	(73,958)	(9,278)
Amortization of discount on convertible debt	(173,484)	(103,441)
Loss on settlement of accounts payable for common stock	(47,856)
Induced debt conversion expense	(687,286)
Loss on retirement and transfer of charging station	(57,333)
Provision for warrant liability	(1,480,000)
Impairment of intangible assets	(606,685)
Financing agreement settlement expense	(3,420,000)
Gain on change in fair value of derivative warrant liability and warrants payable	1,794,693
TOTAL OTHER INCOME (EXPENSE)	(4,751,909)	(112,719)
Loss before income taxes	(24,137,285)	(5,289,610)
Income tax provision
NET LOSS	(24,137,285)	(5,289,610)
Deemed dividend to Series B shareholder upon conversion to common stock and warrants	(2,831,830)
Net loss attributable to common shareholders	$ (26,969,115)	$ (5,289,610)
Net loss per common share - basic & diluted	$ (0.49)	$ (0.13)
Weighted average number of common shares outstanding - basic and diluted	54,945,088	40,332,688